Useful Lives (Detail)	12 Months Ended
May 31, 2012 Year
Land improvements
Property Plant and Equipment Estimated Useful Lives [Line Items]
Property Plant and equipment useful life, minimum	3
Property Plant and equipment useful life, maximum	30
Buildings and improvements
Property Plant and Equipment Estimated Useful Lives [Line Items]
Property Plant and equipment useful life, minimum	3
Property Plant and equipment useful life, maximum	50
Machinery and equipment
Property Plant and Equipment Estimated Useful Lives [Line Items]
Property Plant and equipment useful life, minimum	1
Property Plant and equipment useful life, maximum	30